As filed with the Securities and Exchange Commission on June 30, 2010
1933 Act File No. 333-165477

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. [_] Post-Effective Amendment No. 1
FUNDVANTAGE TRUST
(Exact Name Of Registrant As Specified In Charter)
(302) 791-1851
(Area Code and Telephone Number)
301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices)
Joel L. Weiss
PNC Global Investment Servicing Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Title of Securities Being Registered: Class Y Shares of beneficial interest, par value of $0.01 per share, of the Pacific Capital Tax-Free Securities Fund, a series of the Registrant and Class Y Shares of beneficial interest, par value of $0.01 per share, of Pacific Capital Tax-Free Short Intermediate Securities Fund, a series of the Registrant.
No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
This Post-Effective Amendment is being filed solely for the purpose of filing exhibits to the Registration Statement on Form N-14 (File No. 333-165477), filed with the Commission on March 15, 2010 (the “Registration Statement”). Parts A and B are incorporated herein by reference to the definitive prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on May 11, 2010. Part C is incorporated herein by reference to the Registration Statement, except that sub-items 4, 12 and 14 of Item 16 and Item 17 are restated in their entirety as indicated herein.

PART C
OTHER INFORMATION
Item 16. Exhibits.

4	Agreement and Plan of Reorganization is filed herewith.

12(a)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the Pacific Capital Tax-Free Securities Fund is filed herewith.

12(b)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the Pacific Capital Tax-Free Short Intermediate Securities Fund is filed herewith.

14(a)	Consent of KPMG LLP filed as exhibit 14 to the Registrant’s Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 15, 2010 and incorporated herein by reference.

14(b)	Consent of PricewaterhouseCoopers LLP is filed herewith.
Item 17. Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 30th day of June, 2010.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	June 30, 2010
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	June 30, 2010
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	June 30, 2010
Nicholas M. Marsini, Jr

/s/ Donald J. Puglisi*	Trustee	June 30, 2010
Donald J. Puglisi

/s/ Stephen M. Wynne*	Trustee	June 30, 2010
Stephen M. Wynne

/s/ James Shaw	Treasurer and CFO	June 30, 2010
James Shaw

/s/ Joel Weiss	President and CEO	June 30, 2010
Joel Weiss

*By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
4	Agreement and Plan of Reorganization.

12(a)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the Pacific Capital Tax-Free Securities Fund.

12(b)	Opinion and consent of Pepper Hamilton LLP regarding tax matters for the Pacific Capital Tax-Free Short Intermediate Securities Fund.

14(b)	Consent of PricewaterhouseCoopers LLP.